Revenue	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Revenue
4. REVENUE

	Years ended December 31,
	2019	2018
Copper contained in concentrate	321,082	350,522
Molybdenum concentrate	31,161	26,589
Silver (Note 19)	3,674	3,713
Price adjustments on settlement receivables	(419)	(10,679)
Total gross revenue	355,498	370,145
Less: Treatment and refining costs	(26,335)	(26,275)
Revenue	329,163	343,870